SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021
Income tax expense
Statutory tax rate (as a percent)			21.00%		21.00%	21.00%
Anti-dilutive securities attributable to warrants (in shares)			190,317,446	73,237,545	100,823,008	71,975,781
HEALTHCOR CATALIO ACQUISITION CORP
Offering costs			$ 11,928,907				$ 11,928,907
Underwriting fees		$ 4,140,000	4,140,000		$ 4,140,000		4,140,000
Deferred underwriters' discount		7,245,000	7,245,000		7,245,000		7,245,000
Other offering expenses		543,907	543,907		543,907		$ 543,907
Unrecognized tax benefits		0	0		0
Unrecognized tax benefits accrued for interest and penalties		0	$ 0		$ 0
Income tax expense	$ 0	$ 0
Purchase of aggregate shares			250,000